Employee Benefit Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plan [Abstract]
Employees percentage					3.00%
Benefit plan cost					$ 367,796	$ 210,945
Employees’ gross salaries percentage			3.00%
Cost	$ 42,165	$ 84,121	$ 159,506	$ 162,311